Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 421,398	$ 272,092
Short-term Deposits	109,000	27,000
Accounts receivable, net of allowance for credit losses of $0.9 million as of March 31, 2021 and December 31, 2020	102,780	106,068
Inventories	124,199	131,672
Prepaid expenses	10,345	6,717
Other current assets	16,745	16,943
Total current assets	784,467	560,492
Non-current assets
Property, plant and equipment, net	199,382	201,232
Goodwill	38,074	35,694
Other intangible assets, net	131,619	131,569
Operating lease right-of-use assets	19,089	21,298
Other non-current assets	43,299	39,717
Total non-current assets	431,463	429,510
Total assets	1,215,930	990,002
Current liabilities
Accounts payable	28,062	16,987
Accrued expenses and other current liabilities	29,283	31,061
Accrued compensation and related benefits	30,937	25,659
Deferred revenues - short term	49,413	49,165
Operating lease liabilities - short term	8,941	9,282
Total current liabilities	146,636	132,154
Non-current liabilities
Deferred revenues - long term	14,074	14,227
Operating lease liabilities - long term	10,501	12,567
Contingent consideration	40,234	37,400
Other non-current liabilities	32,470	34,059
Total non-current liabilities	97,279	98,253
Total liabilities	243,915	230,407
Contingencies (see note 12)
Redeemable non-controlling interests	227	227
Equity
Ordinary shares, NIS 0.01 nominal value, authorized 180,000 thousand shares; 65,218 thousand shares and 56,617 thousand shares issued and outstanding at March 31, 2021 and December 31, 2020, respectively	181	155
Additional paid-in capital	2,984,048	2,753,955
Accumulated other comprehensive loss	(7,634)	(8,846)
Accumulated deficit	(2,004,807)	(1,985,896)
Total equity	971,788	759,368
Total liabilities and equity	$ 1,215,930	$ 990,002